Income Taxes - Schedule of Loss from Domestic and Foreign Components Before Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Domestic		¥ (400,791)	¥ (232,715)	¥ (77,484)
Foreign		(63,115)	(4,439)	(11,685)
Loss before income tax expenses	$ (67,472)	¥ (463,906)	¥ (237,154)	¥ (89,169)